Investment Securities (Schedule of Acquisition Cost, Gross Unrealized Gains, Gross Unrealized Losses and Fair Value of Available-for-Sale Securities) (Detail) - Equity Securities - JPY (¥)
¥ in Millions
	Mar. 31, 2015	Mar. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Acquisition cost	¥ 987	¥ 2,055
Gross unrealized gains	786	1,244
Gross unrealized losses		27
Fair value	¥ 1,773	¥ 3,272